Consolidated Statements of Changes in Stockholders Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2015		$ 1	$ (11)	$ 49,248		$ 49,238
Balance, shares at Dec. 31, 2015	10,000	1,000,000	165
Net income					7,783	7,783
Stock-based compensation				13		13
Balance at Dec. 31, 2016		$ 1	$ (11)	49,261	7,783	57,034
Balance, shares at Dec. 31, 2016	10,000	1,000,000	165
Net income					8,302	8,302
Stock-based compensation				497		497
Conversion of preferred stock		$ 2		(2)
Conversion of preferred stock, shares	(10,000)	2,333,331
Dividends					(15,000)	(15,000)
Balance at Dec. 31, 2017		$ 3	$ (11)	$ 49,756	$ 1,085	50,833
Balance, shares at Dec. 31, 2017		3,333,331	165
Balance at Mar. 31, 2018						75,263
Balance at Mar. 15, 2018						4,603
Net income						691
Stock-based compensation						485
Conversion of preferred stock
Dividends						(210)
Balance at Mar. 31, 2018						$ 75,263